RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 17 - RELATED PARTY TRANSACTIONS

All related party transactions are monitored quarterly by the Company and approved by the Audit Committee of the Company's board of directors.

During the three and six months ended June 30, 2023, the Company incurred a total of $0.60 million and $1.05 million in fees pursuant to the engagement letter with Adnant, LLC ("Adnant") dated August 12, 2022, as amended on June 30, 2023, for executive level consulting and related business support services (the "Engagement"). Effective April 1, 2023, Adnant is entitled to receive monthly fees of $0.20 million through September 30, 2023 as compensation for Adnant’s continued services. The Engagement, as amended, provides Adnant with the option to convert accrued and unpaid service fees into shares of common stock of the Company. In accordance with the Engagement, the Company issued 79,997,091 and 96,178,321 shares of the Company's common stock under the performance bonus award valued at $1.55 million and $1.91 million for the three and six months ended June 30, 2023, respectively.

During the six months ended June 30, 2023, a member of the Company's board of directors forfeited 900,000 shares of the Company's common stock to the Company for no cash value. Refer to "Note 12 - Stockholders' Deficit" for further information.

During the six months ended June 30, 2023, the Company's CEO advanced the Company $0.20 million for working capital needs. The advance is non-interest bearing and due on demand. The related party advance is presented as a component of accounts payable and accrued expenses in the consolidated balance sheet as of June 30, 2023.

NOTE 22 – RELATED PARTY TRANSACTIONS

All related party transactions are monitored quarterly by the Company and approved by the Audit Committee of the Board of Directors.

Refer to “Note 13 – Notes Payable" for related party transactions and balances during the current period.

On July 1, 2021, the Company entered into a Membership Interest Purchase Agreement with Nicholas Kovacevich and Dallas Imbimbo, pursuant to which the Company acquired 100% of the outstanding membership interests in Halladay Holding, LLC from Mr. Kovacevich and Mr. Imbimbo. Halladay Holding, LLC is the owner of real property located at 3242 S. Halladay Street, Santa Ana, CA 92705, where the Company operates a cannabis dispensary and maintains its principal office space. Pursuant to the Purchase Agreement, as consideration for the Acquisition, the Company paid Mr. Kovacevich and Mr. Imbimbo an aggregate purchase price of $4.60 million in cash. The Company had an independent third-party perform a valuation of the Property prior to entering into the Purchase Agreement. Mr. Kovacevich is a director of the Company and Mr. Imbimbo was a director of the Company. As such, the Acquisition is a related party transaction.

During the years ended December 31, 2022 and 2021, the Company contracted for nil and $0.45 million, respectively, in goods and services of Greenlane Holdings, Inc. Mr. Kovacevich, a director of the Company, is the Chief Executive Officer of Greenlane Holdings, Inc.

On August 12, 2022, the Company entered into an engagement letter with Adnant, LLC (“Adnant”) pursuant to which Adnant provides executive level consulting and related business support and services related to the Company’s present and future challenges and opportunities. As compensation for the Adnant’s continued services and on achieving identified performance objectives as described in the engagement letter, Adnant is entitled to receive fees of $0.15 million monthly subject to the Company having available a cash balance greater than or equal to $1.20 million following payment of the fee and a performance bonus award subject to achievement of the performance objectives as set forth in more detail in the engagement letter. Pursuant to the engagement letter, the board of directors appointed Sabas Carrillo, the Founder and Chief Executive Officer (“CEO”) of Adnant, as Interim Chief Executive Officer. On August 22, 2022 and September 12, 2022, the Company appointed Robert Baca as Interim Chief Legal Officer and Patty Chan as Interim Chief Financial Officer of the Company, respectively. On December 23, 2022, the Company’s board of directors appointed Mr. Carrillo as the Chief Executive Officer of the Company.

The engagement letter provided that, in the event that prior to December 31, 2022 the Interim CEO’s service is terminated by the Company other than for “Cause” (as defined in the Adnant engagement letter), then 100% of the performance bonus award shares will be released to Adnant from the performance bonus award trust subject to the execution and non-revocation of a release of claims by the Interim CEO and Adnant in the form provided by the Company and reasonably agreed by Adnant. The engagement services commenced on August 12, 2022 and the engagement remained in effect through December 31, 2022. Upon the expiration of the engagement letter, the engagement shall automatically renew for subsequent three-month periods unless, at least 30 days prior to the renewal date, either the Company or Adnant provides written notice of termination. During the period from the initial engagement through December 31, 2022, the Company has incurred a total of $0.75 million in fees and issued 16,181,230 common shares under the performance bonus award valued at $0.57 million.